Interest and Finance Costs	12 Months Ended
Dec. 31, 2016
Interest and Finance Costs [Abstract]:
Interest and Finance Costs

The interest and finance costsin the accompanying consolidated statements of income are as follows:

	Years ended December 31,
	2014	2015	2016
Interest expense	46,345	45,070	49,880
Interest capitalized	(1,795)	-	-
Swap effect	36,847	31,800	20,237
Amortization and write-off of financing costs	4,107	1,896	2,613
Commitment fees	506	600	75
Bank charges and other financing costs	296	265	3
	86,306	79,631	72,808